Business segment information - Summary of sales attributed to countries and areas based on location of external customers and non-current assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of geographical areas [line items]
Sales	¥ 12,479,620	¥ 12,034,917	¥ 11,260,037
Non-current assets	6,870,249	6,464,326
Japan [Member]
Disclosure of geographical areas [line items]
Sales	1,333,202	1,322,209	1,266,795
Non-current assets	1,919,158	2,090,652
United States [Member]
Disclosure of geographical areas [line items]
Sales	4,064,440	4,127,795	3,751,239
Non-current assets	3,328,940	2,915,183
Europe [Member]
Disclosure of geographical areas [line items]
Sales	2,826,805	2,630,934	2,632,963
Non-current assets	1,119,027	989,679
China [Member]
Disclosure of geographical areas [line items]
Sales	1,428,677	1,244,115	1,000,907
Non-current assets	29,899	27,372
Asia Pacific [Member]
Disclosure of geographical areas [line items]
Sales	1,694,889	1,640,582	1,659,776
Non-current assets	243,264	233,895
Other Areas [Member]
Disclosure of geographical areas [line items]
Sales	1,131,607	1,069,282	¥ 948,357
Non-current assets	¥ 229,961	¥ 207,545